Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (35,250)	$ (20,152)	$ (36,592)	$ (41,447)	$ (44,384)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,516	4,615	7,363	11,741	11,409
Paid-in-kind interest	3,326	3,259	6,551	6,423	6,300
Bad debt expense	250	150	367	802
Amortization of debt issuance costs	5,349	5,274	10,571	10,421	10,143
Incentive and stock-based compensation	1,696	1,541	2,065	1,310	2,655
Gain on debt extinguishment			(3,913)		(939)
Deferred income taxes	3,487	3,487	6,974	6,974	6,974
Other gains and losses	90	(92)	(151)	(95)	29
Changes in assets and liabilities:
Accounts receivable	7,366	(26,596)	2,323	4,269	(6,332)
Other assets	(1,742)	(376)	733	4,122	(1,277)
Trade accounts payable	5,031	28,376	16,829	(7,562)	7,869
Accrued liabilities	5,939	(8,753)	(4,122)	16,513	12,370
Interest payable	487	137	100	266	175
Other liabilities	(1,659)	365	1,685	(1,056)	729
Net cash used in operating activities	(3,114)	(8,765)	10,783	12,681	5,721
Cash flows from investing activities:
Capital expenditures	(488)	(701)	(1,869)	(2,731)	(6,305)
Asset sales proceeds					14
Net cash used in investing activities	(488)	(701)	(1,869)	(2,731)	(6,291)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)				(710)
Repurchase Unsecured Notes			(6,030)		(3,993)
Revolver borrowings	25,000		16,461	26,000	17,000
Revolver repayments	(25,000)		(16,461)	(26,000)	(17,000)
Loan to ESOP Trust	(855)	(1,907)	(1,907)	(477)	(776)
ESOP loan repayment	855	1,907	1,907	477	776
Redeemable common stock purchased from ESOP Trust	(1,798)	(3,986)	(6,664)	(4,843)	(5,762)
Redeemable common stock sold to ESOP Trust	934	1,129	2,166	1,302	5,158
Net cash used in financing activities	(2,364)	(2,857)	(10,528)	(3,541)	(5,307)
Net decrease in cash and cash equivalents	(5,966)	(12,323)	(1,614)	6,409	(5,877)
Cash and cash equivalents at beginning of period	25,613	27,227	27,227	20,818	26,695
Cash and cash equivalents at end of period	19,647	14,904	25,613	27,227	20,818
Supplemental disclosure of cash flow information:
Cash paid for interest	29,102	29,120	58,460	57,755	57,301
Cash paid (received) for taxes
Non-cash investing and financing activities:
Common stock issued to ESOP Trust in satisfaction of employer contribution liability		7,198	13,757	13,732	10,797
Landlord funded leasehold improvements		$ 493	$ 493	$ 1,841	$ 2,823